Pension and Other Postretirement Benefits - Schedule of Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	$ 1,418,211	$ 1,238,719
Equity Securities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	25.00%
Equity Securities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	75.00%
Fair Value, Inputs, Level 1 and 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	$ 1,415,748	1,236,134
Level 1 – Quoted prices in active markets for identical financial assets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	35,194	30,358
Level 1 – Quoted prices in active markets for identical financial assets | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	35,194	30,358
Level 2 – Significant other observable inputs
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1,380,554	1,205,776
Level 2 – Significant other observable inputs | Global
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	378,474	329,962
Level 2 – Significant other observable inputs | International
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	160,384	143,853
Level 2 – Significant other observable inputs | U.S. equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	282,448	227,425
Level 2 – Significant other observable inputs | Emerging markets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	82,999	78,070
Level 2 – Significant other observable inputs | Private commingled fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	469,572	419,706
Level 2 – Significant other observable inputs | Pooled funds and mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	6,479	6,555
Level 2 – Significant other observable inputs | Government fixed income and mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	198	205
Insurance company general account contracts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	2,463	2,585
Qualified Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1,366,043	1,186,433	$ 974,993
Qualified Retirement Plan | Fair Value, Inputs, Level 1 and 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1,363,580	1,183,848
Qualified Retirement Plan | Level 1 – Quoted prices in active markets for identical financial assets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Qualified Retirement Plan | Level 1 – Quoted prices in active markets for identical financial assets | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	0	0
Qualified Retirement Plan | Level 2 – Significant other observable inputs
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1,363,580	1,183,848
Qualified Retirement Plan | Level 2 – Significant other observable inputs | Global
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	373,936	324,084
Qualified Retirement Plan | Level 2 – Significant other observable inputs | International
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	158,461	141,290
Qualified Retirement Plan | Level 2 – Significant other observable inputs | U.S. equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	279,062	223,374
Qualified Retirement Plan | Level 2 – Significant other observable inputs | Emerging markets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	82,004	76,679
Qualified Retirement Plan | Level 2 – Significant other observable inputs | Private commingled fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	463,942	412,230
Qualified Retirement Plan | Level 2 – Significant other observable inputs | Pooled funds and mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	5,979	5,990
Qualified Retirement Plan | Level 2 – Significant other observable inputs | Government fixed income and mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	196	201
Qualified Retirement Plan | Insurance company general account contracts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	2,463	2,585
PBOP
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	52,168	52,286	$ 52,838
PBOP | Fair Value, Inputs, Level 1 and 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	52,168	52,286
PBOP | Level 1 – Quoted prices in active markets for identical financial assets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	35,194	30,358
PBOP | Level 1 – Quoted prices in active markets for identical financial assets | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	35,194	30,358
PBOP | Level 2 – Significant other observable inputs
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	16,974	21,928
PBOP | Level 2 – Significant other observable inputs | Global
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	4,538	5,878
PBOP | Level 2 – Significant other observable inputs | International
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1,923	2,563
PBOP | Level 2 – Significant other observable inputs | U.S. equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	3,386	4,051
PBOP | Level 2 – Significant other observable inputs | Emerging markets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	995	1,391
PBOP | Level 2 – Significant other observable inputs | Private commingled fixed income funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	5,630	7,476
PBOP | Level 2 – Significant other observable inputs | Pooled funds and mutual funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	500	565
PBOP | Level 2 – Significant other observable inputs | Government fixed income and mortgage backed securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	2	4
PBOP | Insurance company general account contracts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	$ 0	$ 0